Directors and key management remuneration	12 Months Ended
Dec. 31, 2020
Directors' and key management remuneration
Directors' and key management remuneration

30 Directors' and key management remuneration

	2020	2019
Directors' remuneration	£000	£000
Non-executive Directors	1,708	1,881
Chairman and executive directors- emoluments	4,349	4,783
	6,057	6,664
Amounts receivable under long-term incentive plans and share option plans	609	741
Total	6,666	7,405

No directors accrued benefits under defined benefit schemes or defined contribution schemes during 2020 and 2019.

The executive directors may participate in the company's long-term incentive plans, executive share option and sharesave schemes and details of their interests in the company's shares arising from their participation are given in the directors' remuneration report. Details of the remuneration received by each director are also given in the directors' remuneration report.

Compensation of key management

The aggregate remuneration of directors and other members of key management during the year was as follows:

	2020	2019
	£000	£000
Short-term benefits	18,718	22,067
Post-employment benefits	474	401
Share-based payments	3,249	2,435
	22,441	24,903

Key management comprises members of the NatWest Group plc and NWH Ltd Boards, members of the NatWest Group plc and NWH Ltd Executive Committees, and the Chief Executives of NatWest Markets Plc and RBS International (Holdings) Limited. This is on the basis that these individuals have been identified as Persons Discharging Managerial Responsibilities of NatWest Group plc under the new governance structure.